9. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable And Capital Lease Obligations Tables
Notes payable and capital lease obligations

Notes payable and capital lease obligations consist of the following:

	December 31,	December 31,
	2012	2011

Revolving credit notes payable to PNC Bank N.A. ("PNC") and
secured by substantially all assets	$15,667,000	$10,880,000
Term loan, PNC	3,748,000	2,000,000
Capital lease obligations	2,060,000	1,871,000
Notes payable to sellers of acquired business	1,376,000	1,976,000
Junior subordinated notes	1,000,000	6,320,000
Subtotal	23,851,000	23,047,000
Less: Current portion of notes and capital obligations	(19,211,000)	(14,055,000)
Notes payable and capital lease obligations, net of current portion	$4,640,000	$8,992,000

Future minimum principal payments for term loan

As of December 31, 2012 the future minimum principal payments for the term loan are as follows

For the year ending	Amount
December 31, 2013	$2,143,000
December 31, 2014	1,605,000
PNC Term Loan Payable	3,748,000
Less: Current portion	(2,143,000)
Long-term portion	$1,605,000

Future minimum lease payments, including imputed interest

 As of December 31, 2012, the aggregate future minimum lease payments, including imputed interest, with remaining terms of greater than one year are as follows:

For the year ending	Amount
December 31, 2013	$900,000
December 31, 2014	613,000
December 31, 2015	397,000
December 30, 2016	293,000
December 31, 2017	142,000
Total future minimum lease payments	2,345,000
Less: imputed interest	(285,000)
Less: current portion	(757,000)
Total Long Term Portion	$1,303,000

Notes Payable - Sellers

As of December 31, 2012 and 2011, the balance owed to the sellers of Welding is:

	December 31,	December 31,
	2012	2011

Former Welding Stockholders	$1,376,000	$1,976,000
Less: Current Portion	(644,000)	(601,000)
Total long-term portion	$732,000	$1,375,000

Future minimum payments for the note payable to the former stockholders of Welding

As of December 31, 2012, the future minimum payments for the note payable to the former stockholders of Welding are as follows:

For the year ending	Amount
December 31, 2013	$644,000
December 31, 2014	691,000
December 31, 2015	41,000
Former WMI Stockholders Notes Payable	1,376,000
Less: Current portion	(644,000)
Long-term portion	$732,000